Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
December 31, 2022
|
December 31, 2022

P RINCIPAL
A MOUNT $/
S HARES S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 11.8%
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 713,177
Diamond Resorts Owner Trust ,
208,397 Series 2021-1A-A 1.51%
(a)
11/21/2033 192,255
EWC Master Issuer LLC ,
497,500 Series 2022-1A-A2 5.50%
(a)
03/15/2052 456,395
Hilton Grand Vacations Trust ,
341,818 Series 2022-1D-C 4.69%
(a)
06/20/2034 324,572
Lendbuzz Securitization Trust ,
372,667 Series 2022-1A-A 4.22%
(a)
05/17/2027 356,836
PRET LLC ,
445,430 Series 2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 430,107
455,003 Series 2022-NPL3-A1 5.93%
(a)(b)
06/25/2052 440,030
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 423,563
Sierra Timeshare Receivables Funding LLC ,
387,562 Series 2019-2A-A 2.59%
(a)
05/20/2036 373,654
SMB Private Education Loan Trust ,
750,000 Series 2021-A-B 2.31%
(a)
01/15/2053 655,231
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 449,609
VOLT C LLC ,
423,872 Series 2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 380,606
VOLT CI LLC ,
508,436 Series 2021-NP10-A1 1.99%
(a)(b)
05/25/2051 453,531
Washington Mutual WMABS Trust ,
918,625 Series 2006-HE2-A3 (1
Month LIBOR USD +
0.30%, 0.30% Floor) 4.69% 05/25/2036 706,952
Total Asset Backed Obligations
(Cost $6,719,836) 6,356,518
FOREIGN CORPORATE BONDS 2.6%
AUSTRALIA 0.5%
50,000 Glencore Funding LLC 1.63%
(a)
04/27/2026 44,113
50,000 Glencore Funding LLC 3.38%
(a)
09/23/2051 32,642
110,000 Macquarie Group Ltd.
(Secured Overnight
Financing Rate +
2.21%) 5.11%
(a)
08/09/2026 109,648
125,000 Westpac Banking Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.53%) 3.02% 11/18/2036 93,220
279,623
BELGIUM 0.1%
75,000 Anheuser-Busch Cos.
LLC 4.90% 02/01/2046 68,559
BERMUDA 0.1%
90,000 Triton Container
International Ltd. 3.25% 03/15/2032 69,614
CANADA 1.0%
100,000 Bank of Montreal (5
Year Swap Rate USD
+ 1.43%) 3.80% 12/15/2032 88,213
185,000 Bank of Nova Scotia
(The) 3.45% 04/11/2025 178,192
30,000 Garda World Security
Corp. 4.63%
(a)
02/15/2027 26,541
35,000 Garda World Security
Corp. 6.00%
(a)
06/01/2029 28,485
50,000 Parkland Corp. 4.63%
(a)
05/01/2030 41,447
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
50,000 Titan Acquisition Ltd. 7.75%
(a)
04/15/2026 45,108
145,000 Toronto-Dominion
Bank (The) 4.69% 09/15/2027 143,593
551,579
CHINA 0.3%
185,000 NXP BV 3.88% 06/18/2026 175,978
FRANCE 0.2%
100,000 TotalEnergies Capital
International SA 3.39% 06/29/2060 70,126
IRELAND 0.3%
180,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 154,281
LUXEMBOURG 0.1%
50,000 SK Invictus
Intermediate II Sarl 5.00%
(a)
10/30/2029 41,065
Total Foreign Corporate Bonds
(Cost $1,510,752) 1,410,825
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 9.6%
BANK ,
300,000 Series 2021-BN38-A5 2.52% 12/15/2064 245,345
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 248,919
180,000 Series 2021-C12-AS 2.90% 11/15/2054 144,902
100,000 Series 2022-C16-A5 4.60%
(c)
06/15/2055 96,428
200,000 Series 2022-C17-A5 4.44% 09/15/2055 190,447
Benchmark Mortgage Trust ,
250,000 Series 2022-B35-C 4.45%
(c)
05/15/2055 196,058
BX Commercial Mortgage Trust ,
250,000 Series 2021-VINO-A (1
Month LIBOR USD +
0.65%, 0.65% Floor) 4.97%
(a)
05/15/2038 241,012
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(c)
05/15/2052 403,109
Citigroup Commercial Mortgage Trust ,
100,000 Series 2022-GC48-A5 4.58%
(c)
05/15/2054 96,579
COMM Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(c)
02/10/2049 183,629
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(c)
05/10/2049 258,111
250,000 Series 2016-C1-C 3.32%
(c)
05/10/2049 206,820
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(c)
06/05/2035 193,003
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
497,683 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 4.93%
(a)
04/15/2037 461,428
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(c)
08/15/2047 303,882
LoanCore Issuer Ltd. ,
250,000 Series 2021-CRE5-A (1
Month LIBOR USD +
1.30%, 1.30% Floor) 5.62%
(a)
07/15/2036 240,985
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.14%
(a)(c)
04/20/2048 215,559
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.27%
(c)
11/15/2049 201,715
RIAL Issuer Ltd. ,
350,000 Series 2022-FL8-A (CME
Term SOFR 1 Month +
2.25%, 2.25% Floor) 6.57%
(a)
01/19/2037 341,775

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
SREIT Trust ,
270,000 Series 2021-MFP-A (1
Month LIBOR USD +
0.73%, 0.73% Floor) 5.05%
(a)
11/15/2038 260,085
UBS Commercial Mortgage Trust ,
324,000 Series 2018-C10-C 5.05%
(c)
05/15/2051 275,126
WFRBS Commercial Mortgage Trust ,
9,507,495 Series 2014-C21-XA 1.00%
(c)(d)
08/15/2047 123,145
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $5,513,871) 5,128,062
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 8.7%
Citigroup Mortgage Loan Trust ,
564,634 Series 2007-AR8-2A1A 3.59%
(c)
07/25/2037 487,804
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-1M2
(Secured Overnight
Financing Rate 30
Day Average + 1.90%) 5.83%
(a)
12/25/2041 475,551
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-M1B
(Secured Overnight
Financing Rate 30
Day Average + 2.40%) 6.33%
(a)
02/25/2042 486,930
Legacy Mortgage Asset Trust ,
489,002 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 444,418
RFMSI Trust ,
1,481,039 Series 2006-S4-A7 6.00% 04/25/2036 1,211,573
Towd Point Mortgage Trust ,
324,671 Series 2020-3-A1 3.09%
(a)(c)
02/25/2063 305,108
Verus Securitization Trust ,
569,430 Series 2021-8-A1 1.82%
(a)(c)
11/25/2066 482,229
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
459,517 Series 2006-AR16-2A1 3.41%
(c)
12/25/2036 395,266
Wells Fargo Mortgage Backed Securities Trust ,
413,496 Series 2006-AR14-2A1 4.51%
(c)
10/25/2036 357,532
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $4,979,833) 4,646,411
US CORPORATE BONDS 17.8%
180,000 AbbVie, Inc. 4.70% 05/14/2045 160,758
70,000 Academy Ltd. 6.00%
(a)
11/15/2027 67,116
95,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 80,996
85,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 82,706
40,000 Aethon United BR LP 8.25%
(a)
02/15/2026 39,724
75,000 Air Lease Corp. 1.88% 08/15/2026 65,233
140,000 Alexandria Real Estate
Equities, Inc. 3.00% 05/18/2051 89,114
75,000 American Airlines, Inc. 5.75%
(a)
04/20/2029 68,682
90,000 American Express Co. 5.85% 11/05/2027 93,855
35,000 AmWINS Group, Inc. 4.88%
(a)
06/30/2029 29,731
65,000 Arconic Corp. 6.13%
(a)
02/15/2028 61,099
65,000 AssuredPartners, Inc. 5.63%
(a)
01/15/2029 53,582
215,000 AT&T, Inc. 3.50% 09/15/2053 146,079
50,000 AthenaHealth Group,
Inc. 6.50%
(a)
02/15/2030 36,940
160,000 Athene Global Funding
(Secured Overnight
Financing Rate
Compounded Index
+ 0.56%) 4.88%
(a)
08/19/2024 156,126
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
20,000 Bank of America Corp.
(Secured Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 19,537
15,000 Bank of America Corp.
(Secured Overnight
Financing Rate +
1.75%) 4.83% 07/22/2026 14,839
185,000 Bank of America Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%) 2.48% 09/21/2036 136,356
60,000 BCPE Empire Holdings,
Inc. 7.63%
(a)
05/01/2027 53,882
90,000 Boeing Co. (The) 2.95% 02/01/2030 76,420
50,000 Boyne USA, Inc. 4.75%
(a)
05/15/2029 44,316
225,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 160,573
95,000 Brooklyn Union Gas
Co. (The) 4.49%
(a)
03/04/2049 73,010
90,000 Builders FirstSource,
Inc. 5.00%
(a)
03/01/2030 79,894
20,000 Builders FirstSource,
Inc. 6.38%
(a)
06/15/2032 18,812
30,000 Callon Petroleum Co. 7.50%
(a)
06/15/2030 27,489
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 44,716
85,000 Carnival Corp. 5.75%
(a)
03/01/2027 60,840
50,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 46,714
50,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 40,637
50,000 Cengage Learning, Inc. 9.50%
(a)
06/15/2024 47,762
180,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 176,592
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 39,013
30,000 CHS/Community
Health Systems, Inc. 6.00%
(a)
01/15/2029 25,133
160,000 Citigroup, Inc. (Secured
Overnight Financing
Rate + 1.35%) 3.06% 01/25/2033 129,533
25,000 Clear Channel Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 18,283
60,000 CNX Resources Corp. 6.00%
(a)
01/15/2029 55,298
20,000 CNX Resources Corp. 7.38%
(a)
01/15/2031 19,197
85,000 Comcast Corp. 3.40% 04/01/2030 77,710
50,000 CommScope, Inc. 6.00%
(a)
03/01/2026 46,247
90,000 Constellation Brands,
Inc. 3.15% 08/01/2029 79,063
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 61,728
100,000 Crown Castle, Inc. 3.65% 09/01/2027 93,047
100,000 CSX Corp. 3.80% 11/01/2046 78,975
100,000 Dick's Sporting Goods,
Inc. 3.15% 01/15/2032 78,294
130,000 Discover Financial
Services 4.10% 02/09/2027 122,518
180,000 Dollar Tree, Inc. 4.00% 05/15/2025 175,891
35,000 DTE Energy Co. 4.22%
(b)
11/01/2024 34,428
30,000 Duke Energy Carolinas
LLC 3.55% 03/15/2052 22,556
70,000 Duke Energy Corp. 4.30% 03/15/2028 67,485
90,000 Elevance Health, Inc. 2.38% 01/15/2025 85,503
25,000 Elevance Health, Inc. 4.55% 05/15/2052 21,854
75,000 Energy Transfer LP 4.75% 01/15/2026 73,136
25,000 Entergy Louisiana LLC 4.75% 09/15/2052 22,574
40,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 38,300

|
December 31, 2022

(Unaudited)
December 31, 2022
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
105,000 Essential Utilities, Inc. 2.70% 04/15/2030 88,303
40,000 Exelon Corp. 4.10%
(a)
03/15/2052 32,175
75,000 Expedia Group, Inc. 5.00% 02/15/2026 74,098
100,000 Expedia Group, Inc. 3.25% 02/15/2030 85,048
45,000 Ferrellgas LP 5.38%
(a)
04/01/2026 40,990
35,000 Fertitta Entertainment
LLC 6.75%
(a)
01/15/2030 28,297
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 55,846
100,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 83,102
40,000 Global Payments, Inc. 4.95% 08/15/2027 38,866
150,000 Goldman Sachs Group,
Inc. (The) (Secured
Overnight Financing
Rate + 0.82%) 5.13% 09/10/2027 142,746
70,000 Griffon Corp. 5.75% 03/01/2028 64,158
40,000 Gulfport Energy Corp. 8.00%
(a)
05/17/2026 39,051
100,000 HCA, Inc. 4.13% 06/15/2029 91,500
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 82,459
55,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 49,033
125,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 91,510
55,000 JPMorgan Chase & Co.
(Secured Overnight
Financing Rate +
1.99%) 4.85% 07/25/2028 53,703
210,000 JPMorgan Chase & Co.
(Secured Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 171,467
75,000 Kinder Morgan Energy
Partners LP 6.95% 01/15/2038 79,664
35,000 Lions Gate Capital
Holdings LLC 5.50%
(a)
04/15/2029 20,338
25,000 Lowe's Cos., Inc. 5.63% 04/15/2053 24,074
100,000 Marriott International,
Inc. 3.13% 06/15/2026 93,739
85,000 McDonald's Corp. 3.60% 07/01/2030 78,168
100,000 Medline Borrower LP 5.25%
(a)
10/01/2029 79,606
40,000 Metis Merger Sub LLC 6.50%
(a)
05/15/2029 33,631
30,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 24,172
50,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 42,608
70,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 59,122
105,000 Monongahela Power
Co. 5.40%
(a)
12/15/2043 101,665
210,000 Morgan Stanley
(Secured Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 152,752
30,000 National Rural Utilities
Cooperative Finance
Corp. 5.45% 10/30/2025 30,391
50,000 Nationstar Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 38,940
80,000 NetApp, Inc. 1.88% 06/22/2025 73,550
45,000 NextEra Energy Capital
Holdings, Inc. 4.26% 09/01/2024 44,419
50,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 38,101
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
80,000 NuStar Logistics LP 6.00% 06/01/2026 77,170
40,000 OneMain Finance Corp. 6.88% 03/15/2025 38,516
10,000 Oracle Corp. 6.25% 11/09/2032 10,498
10,000 Oracle Corp. 3.80% 11/15/2037 7,953
100,000 Oracle Corp. 3.60% 04/01/2050 67,745
65,000 Owens & Minor, Inc. 6.63%
(a)
04/01/2030 55,946
100,000 Owens Corning 4.40% 01/30/2048 77,912
105,000 Pacific Gas and Electric
Co. 2.50% 02/01/2031 81,708
100,000 Packaging Corp. of
America 3.00% 12/15/2029 85,788
50,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 42,390
45,000 Parker-Hannifin Corp. 4.25% 09/15/2027 43,735
90,000 Penn Entertainment,
Inc. 5.63%
(a)
01/15/2027 81,749
100,000 Penske Truck Leasing
Co. LP 4.20%
(a)
04/01/2027 93,975
100,000 Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 94,529
55,000 Pike Corp. 5.50%
(a)
09/01/2028 48,173
50,000 Pioneer Natural
Resources Co. 1.90% 08/15/2030 39,268
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 45,350
95,000 Prudential Financial,
Inc. 3.91% 12/07/2047 76,113
30,000 Qorvo, Inc. 1.75%
(a)
12/15/2024 27,668
100,000 Quanta Services, Inc. 2.35% 01/15/2032 76,181
125,000 Raytheon Technologies
Corp. 3.03% 03/15/2052 85,342
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 22,731
50,000 Roller Bearing Co. of
America, Inc. 4.38%
(a)
10/15/2029 43,298
125,000 Royalty Pharma plc 3.30% 09/02/2040 87,195
75,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 73,654
85,000 Santander Holdings
USA, Inc. (Secured
Overnight Financing
Rate + 1.25%) 2.49% 01/06/2028 73,041
45,000 Scripps Escrow II, Inc. 3.88%
(a)
01/15/2029 36,179
40,000 Sirius XM Radio, Inc. 5.50%
(a)
07/01/2029 36,601
175,000 Smithfield Foods, Inc. 4.25%
(a)
02/01/2027 161,403
105,000 Southern Co. (The) (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 85,045
30,000 SRS Distribution, Inc. 6.13%
(a)
07/01/2029 24,295
25,000 Staples, Inc. 7.50%
(a)
04/15/2026 21,568
35,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 29,794
205,000 Synchrony Financial 2.88% 10/28/2031 153,553
75,000 Sysco Corp. 5.95% 04/01/2030 77,806
15,000 Tenet Healthcare Corp. 6.25%
(a)
02/01/2027 14,438
40,000 Tenet Healthcare Corp. 6.13%
(a)
06/15/2030 38,182
30,000 TransDigm, Inc. 5.50% 11/15/2027 28,232
40,000 Uber Technologies, Inc. 7.50%
(a)
09/15/2027 40,109
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 43,623
15,000 UnitedHealth Group,
Inc. 4.95% 05/15/2062 14,136
50,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 47,846
75,000 US Foods, Inc. 4.75%
(a)
02/15/2029 66,683

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
95,000 Verizon
Communications,
Inc. (3 Month LIBOR
USD + 1.10%) 5.71% 05/15/2025 95,804
40,000 Verizon
Communications,
Inc. 3.88% 03/01/2052 30,531
100,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 81,674
85,000 Warnermedia
Holdings, Inc. 3.76%
(a)
03/15/2027 76,666
65,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 61,338
40,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 38,484
35,000 Wells Fargo & Co.
(Secured Overnight
Financing Rate +
1.98%) 4.81% 07/25/2028 34,242
100,000 Wells Fargo & Co. 4.65% 11/04/2044 84,629
100,000 Welltower, Inc. 2.05% 01/15/2029 81,406
175,000 Western Union Co.
(The) 2.75% 03/15/2031 132,901
100,000 Willis North America,
Inc. 4.50% 09/15/2028 94,432
25,000 WR Grace Holdings LLC 5.63%
(a)
08/15/2029 20,244
75,000 WRKCo, Inc. 3.75% 03/15/2025 72,600
Total US Corporate Bonds
(Cost $10,302,084) 9,529,260
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 14.5%
FHLMC UMBS ,
965,288 Pool SD8221 3.50% 06/01/2052 878,147
FNMA UMBS ,
2,176,830 Pool FS1472 3.50% 11/01/2050 1,998,685
2,890,953 Pool MA4600 3.50% 05/01/2052 2,629,203
1,947,562 Pool MA4624 3.00% 06/01/2052 1,711,219
606,819 Pool MA4655 4.00% 07/01/2052 569,976
Total US Government and Agency Mortgage
Backed Obligations
(Cost $8,413,765) 7,787,230
US GOVERNMENT AND AGENCY OBLIGATIONS 28.2%
3,400,000 U.S. Treasury Bonds 3.25% 05/15/2042 2,982,437
5,000,000 U.S. Treasury Bonds 3.00% 08/15/2052 4,121,094
1,250,000 U.S. Treasury Notes 4.13% 10/31/2027 1,254,687
1,500,000 U.S. Treasury Notes 2.63% 07/31/2029 1,381,553
5,300,000 U.S. Treasury Notes 4.13% 11/15/2032 5,409,727
Total US Government and Agency Obligations
(Cost $15,770,156) 15,149,498
SHORT TERM INVESTMENTS 6.2%
1,660,205 JPMorgan U.S.
Government Money
Market Fund - Class
IM 4.12%
(e)
1,660,205
1,660,205 Morgan Stanley
Institutional
Liquidity Funds
Government Portfolio
- Institutional Share
Class 4.12%
(e)
1,660,205
Total Short Term Investments
(Cost $3,320,409) 3,320,410
Total Investments 99.4%
(Cost $56,530,706) 53,328,214
Other Assets in Excess of Liabilities 0.6% 338,094
NET ASSETS 100.0% $53,666,308
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 28.2%
US Government and Agency Mortgage Backed Obligations 14.5%
Asset Backed Obligations 11.8%
Non-Agency Commercial Mortgage Backed Obligations 9.6%
Non-Agency Residential Collateralized Mortgage Obligations 8.7%
Short Term Investments 6.2%
Banking 3.7%
Technology 1.5%
Electric 1.1%
Food and Beverage 1.1%
Midstream 0.9%
Healthcare 0.8%
Retailers 0.8%
Consumer Cyclical Services 0.7%
Cable Satellite 0.7%
Wirelines 0.6%
Independent 0.5%
Building Materials 0.5%
Finance Companies 0.5%
Pharmaceuticals 0.5%
Media Entertainment 0.5%
Life 0.4%
Diversified Manufacturing 0.4%
Aerospace & Defense 0.4%
Leisure 0.3%
P&C 0.3%
Transportation Services 0.3%
Paper 0.3%
Metals and Mining 0.2%
Gaming 0.2%
Other Industrial 0.2%
Health Insurance 0.2%
Airlines 0.2%
Restaurants 0.2%
Lodging 0.2%
Wireless 0.2%
Apartment REITs 0.2%
Office REITs 0.2%
Other Utility 0.2%
Automotive 0.2%
Healthcare REITs 0.2%
Railroads 0.2%
Natural Gas 0.1%
Integrated 0.1%
Consumer Products 0.1%
Chemicals 0.1%
Other REITs 0.1%
Refining 0.1%
Other Financial 0.1%
Oil Field Services 0.1%
Other Assets and Liabilities 0.6%
100.0%

|
December 31, 2022

(Unaudited)
December 31, 2022
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
LIBOR London Interbank Offered Rate
UMBS Uniform Mortgage Backed Securities

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
December 31, 2022

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
AUTO COMPONENTS 0.3%
4,394 Aptiv plc
(a)
409,213
3,801 BorgWarner, Inc. 152,991
562,204
AUTOMOBILES 3.3%
63,871 Ford Motor Co. 742,820
23,070 General Motors Co. 776,075
42,630 Tesla, Inc.
(a)
5,251,163
6,770,058
BANKS 8.4%
98,410 Bank of America Corp. 3,259,339
27,354 Citigroup, Inc. 1,237,221
6,951 Citizens Financial Group, Inc. 273,661
1,848 Comerica, Inc. 123,539
9,673 Fifth Third Bancorp 317,371
2,581 First Republic Bank 314,598
20,366 Huntington Bancshares, Inc. 287,161
41,365 JPMorgan Chase & Co. 5,547,046
13,171 KeyCorp 229,439
2,434 M&T Bank Corp. 353,076
5,699 PNC Financial Services Group, Inc. (The) 900,100
13,187 Regions Financial Corp. 284,312
884 Signature Bank 101,854
835 SVB Financial Group
(a)
192,167
18,734 Truist Financial Corp. 806,124
19,106 US Bancorp 833,213
53,739 Wells Fargo & Co. 2,218,883
2,116 Zions Bancorp NA 104,023
17,383,127
CAPITAL MARKETS 6.9%
1,503 Ameriprise Financial, Inc. 467,989
10,379 Bank of New York Mellon Corp. (The) 472,452
2,119 BlackRock, Inc. 1,501,587
1,499 Cboe Global Markets, Inc. 188,080
21,495 Charles Schwab Corp. (The) 1,789,674
5,077 CME Group, Inc. 853,748
537 FactSet Research Systems, Inc. 215,450
4,017 Franklin Resources, Inc. 105,969
4,776 Goldman Sachs Group, Inc. (The) 1,639,983
7,882 Intercontinental Exchange, Inc. 808,614
6,425 Invesco Ltd. 115,586
531 MarketAxess Holdings, Inc. 148,091
2,226 Moody's Corp. 620,208
18,603 Morgan Stanley 1,581,627
1,125 MSCI, Inc. 523,316
4,786 Nasdaq, Inc. 293,621
2,945 Northern Trust Corp. 260,603
2,733 Raymond James Financial, Inc. 292,021
4,698 S&P Global, Inc. 1,573,548
5,170 State Street Corp. 401,037
3,157 T Rowe Price Group, Inc. 344,302
14,197,506
COMMUNICATIONS EQUIPMENT 0.9%
1,557 Arista Networks, Inc.
(a)
188,942
25,777 Cisco Systems, Inc. 1,228,016
377 F5, Inc.
(a)
54,103
2,039 Juniper Networks, Inc. 65,167
1,049 Motorola Solutions, Inc. 270,338
1,806,566
SHARES SECURITY DESCRIPTION VALUE $
CONSUMER FINANCE 1.1%
8,439 American Express Co. 1,246,862
5,371 Capital One Financial Corp. 499,288
3,854 Discover Financial Services 377,037
6,359 Synchrony Financial 208,957
2,332,144
DISTRIBUTORS 0.4%
2,290 Genuine Parts Co. 397,338
4,122 LKQ Corp. 220,156
635 Pool Corp. 191,979
809,473
DIVERSIFIED FINANCIAL SERVICES 3.8%
25,470 Berkshire Hathaway, Inc. - Class B
(a)
7,867,683
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.6%
3,747 Amphenol Corp. - Class A 285,297
855 CDW Corp. 152,686
4,793 Corning, Inc. 153,088
1,124 Keysight Technologies, Inc.
(a)
192,283
2,001 TE Connectivity Ltd. (Switzerland) 229,715
295 Teledyne Technologies, Inc.
(a)
117,973
1,549 Trimble, Inc.
(a)
78,317
326 Zebra Technologies Corp. - Class A
(a)
83,590
1,292,949
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 23.1%
3,926 Agree Realty Corp. 278,471
6,605 Alexandria Real Estate Equities, Inc. 962,150
13,605 American Homes 4 Rent - Class A 410,055
20,512 American Tower Corp. 4,345,672
11,961 Americold Realty Trust, Inc. 338,616
6,653 Apartment Income REIT Corp. 228,264
6,215 AvalonBay Communities, Inc. 1,003,847
6,348 Boston Properties, Inc. 428,998
13,321 Brixmor Property Group, Inc. 301,987
4,732 Camden Property Trust 529,416
4,980 Corporate Office Properties Trust 129,181
6,731 Cousins Properties, Inc. 170,227
17,376 Crown Castle, Inc. 2,356,881
9,963 CubeSmart 401,011
12,743 Digital Realty Trust, Inc. 1,277,741
7,780 Douglas Emmett, Inc. 121,990
1,935 EastGroup Properties, Inc. 286,496
4,071 Equinix, Inc. 2,666,627
4,835 Equity Commonwealth 120,730
7,762 Equity LifeStyle Properties, Inc. 501,425
15,088 Equity Residential 890,192
2,874 Essex Property Trust, Inc. 609,058
5,949 Extra Space Storage, Inc. 875,574
3,242 Federal Realty Investment Trust 327,572
5,864 First Industrial Realty Trust, Inc. 282,997
11,407 Gaming and Leisure Properties, Inc. 594,191
16,814 Healthcare Realty Trust, Inc. 324,006
23,876 Healthpeak Properties, Inc. 598,571
4,670 Highwoods Properties, Inc. 130,667
31,667 Host Hotels & Resorts, Inc. 508,255
25,767 Invitation Homes, Inc. 763,734
12,908 Iron Mountain, Inc. 643,464
4,372 JBG SMITH Properties 82,981
4,660 Kilroy Realty Corp. 180,202
27,459 Kimco Realty Corp. 581,582
3,875 Lamar Advertising Co. - Class A 365,800
3,770 Life Storage, Inc. 371,345
12,236 LXP Industrial Trust 122,605

|
December 31, 2022

(Unaudited)
December 31, 2022
SHARES SECURITY DESCRIPTION VALUE $
26,332 Medical Properties Trust, Inc. 293,339
5,119 Mid-America Apartment Communities, Inc. 803,632
1,922 National Health Investors, Inc. 100,367
7,930 National Retail Properties, Inc. 362,877
3,752 National Storage Affiliates Trust 135,522
10,372 Omega Healthcare Investors, Inc. 289,897
10,118 Physicians Realty Trust 146,407
3,584 PotlatchDeltic Corp. 157,660
40,750 Prologis, Inc. 4,593,748
7,005 Public Storage 1,962,731
6,515 Rayonier, Inc. 214,734
27,801 Realty Income Corp. 1,763,417
6,832 Regency Centers Corp. 427,000
8,140 Rexford Industrial Realty, Inc. 444,770
10,217 Sabra Health Care REIT, Inc. 126,997
4,774 SBA Communications Corp. 1,338,200
14,533 Simon Property Group, Inc. 1,707,337
2,860 SL Green Realty Corp. 96,439
6,209 Spirit Realty Capital, Inc. 247,925
7,966 STAG Industrial, Inc. 257,381
11,712 STORE Capital Corp. 375,487
5,496 Sun Communities, Inc. 785,928
13,576 UDR, Inc. 525,799
17,748 Ventas, Inc. 799,547
42,696 VICI Properties, Inc. 1,383,350
7,133 Vornado Realty Trust 148,438
20,982 Welltower, Inc. 1,375,370
32,725 Weyerhaeuser Co. 1,014,475
9,235 WP Carey, Inc. 721,715
47,713,070
HOTELS, RESTAURANTS & LEISURE 4.7%
631 Booking Holdings, Inc.
(a)
1,271,642
3,467 Caesars Entertainment, Inc.
(a)
144,227
16,257 Carnival Corp.
(a)
131,031
450 Chipotle Mexican Grill, Inc.
(a)
624,371
1,980 Darden Restaurants, Inc. 273,893
575 Domino's Pizza, Inc. 199,180
2,440 Expedia Group, Inc.
(a)
213,744
4,382 Hilton Worldwide Holdings, Inc. 553,710
5,317 Las Vegas Sands Corp.
(a)
255,588
4,360 Marriott International, Inc. - Class A 649,160
8,761 McDonald's Corp. 2,308,786
5,194 MGM Resorts International 174,155
6,862 Norwegian Cruise Line Holdings Ltd.
(a)
83,991
3,581 Royal Caribbean Cruises Ltd.
(a)
177,009
18,607 Starbucks Corp. 1,845,814
1,681 Wynn Resorts Ltd.
(a)
138,632
4,572 Yum! Brands, Inc. 585,582
9,630,515
HOUSEHOLD DURABLES 0.8%
5,082 DR Horton, Inc. 453,010
2,488 Garmin Ltd. 229,618
4,138 Lennar Corp. - Class A 374,489
856 Mohawk Industries, Inc.
(a)
87,500
6,128 Newell Brands, Inc. 80,154
49 NVR, Inc.
(a)
226,016
3,707 PulteGroup, Inc. 168,780
885 Whirlpool Corp. 125,192
1,744,759
INSURANCE 5.4%
7,985 Aflac, Inc. 574,441
3,737 Allstate Corp. (The) 506,737
10,484 American International Group, Inc. 663,008
SHARES SECURITY DESCRIPTION VALUE $
2,918 Aon plc - Class A 875,809
5,222 Arch Capital Group Ltd.
(a)
327,837
2,975 Arthur J Gallagher & Co. 560,907
745 Assurant, Inc. 93,170
3,319 Brown & Brown, Inc. 189,083
5,869 Chubb Ltd. 1,294,701
2,219 Cincinnati Financial Corp. 227,203
554 Everest Re Group Ltd. 183,524
1,275 Globe Life, Inc. 153,701
4,494 Hartford Financial Services Group, Inc. (The) 340,780
2,179 Lincoln National Corp. 66,939
2,785 Loews Corp. 162,449
6,997 Marsh & McLennan Cos., Inc. 1,157,864
9,308 MetLife, Inc. 673,620
3,221 Principal Financial Group, Inc. 270,306
8,247 Progressive Corp. (The) 1,069,718
5,201 Prudential Financial, Inc. 517,292
3,311 Travelers Cos., Inc. (The) 620,779
2,888 W R Berkley Corp. 209,582
1,526 Willis Towers Watson plc 373,229
11,112,679
INTERNET & DIRECT MARKETING RETAIL 5.8%
136,622 Amazon.com, Inc.
(a)
11,476,248
8,780 eBay, Inc. 364,107
2,032 Etsy, Inc.
(a)
243,393
12,083,748
IT SERVICES 4.4%
3,968 Accenture plc - Class A 1,058,821
985 Akamai Technologies, Inc.
(a)
83,035
2,607 Automatic Data Processing, Inc. 622,708
742 Broadridge Financial Solutions, Inc. 99,524
3,240 Cognizant Technology Solutions Corp. - Class A 185,296
1,450 DXC Technology Co.
(a)
38,425
361 EPAM Systems, Inc.
(a)
118,314
3,726 Fidelity National Information Services, Inc. 252,809
3,983 Fiserv, Inc.
(a)
402,562
462 FleetCor Technologies, Inc.
(a)
84,860
496 Gartner, Inc.
(a)
166,725
1,702 Global Payments, Inc. 169,043
5,679 International Business Machines Corp. 800,114
459 Jack Henry & Associates, Inc. 80,582
5,331 Mastercard, Inc. - Class A 1,853,749
2,016 Paychex, Inc. 232,969
7,153 PayPal Holdings, Inc.
(a)
509,437
579 VeriSign, Inc.
(a)
118,950
10,263 Visa, Inc. - Class A 2,132,241
9,010,164
LEISURE PRODUCTS 0.1%
2,110 Hasbro, Inc. 128,731
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
25,326 AGNC Investment Corp. 262,124
20,690 Annaly Capital Management, Inc. 436,145
7,566 Blackstone Mortgage Trust, Inc. - Class A 160,172
20,981 Rithm Capital Corp. 171,415
13,689 Starwood Property Trust, Inc. 250,920
1,280,776
MULTILINE RETAIL 1.2%
3,660 Dollar General Corp. 901,275
3,422 Dollar Tree, Inc.
(a)
484,008
7,457 Target Corp. 1,111,391
2,496,674

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
SHARES SECURITY DESCRIPTION VALUE $
PROFESSIONAL SERVICES 0.7%
17,990 CoStar Group, Inc.
(a)
1,390,267
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
14,005 CBRE Group, Inc. - Class A
(a)
1,077,825
1,527 Howard Hughes Corp. (The)
(a)
116,693
2,100 Jones Lang LaSalle, Inc.
(a)
334,677
22,351 Opendoor Technologies, Inc.
(a)
25,927
2,570 Zillow Group, Inc. - Class A
(a)
80,210
7,179 Zillow Group, Inc. - Class C
(a)
231,236
1,866,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.0%
10,119 Advanced Micro Devices, Inc.
(a)
655,408
3,235 Analog Devices, Inc. 530,637
5,409 Applied Materials, Inc. 526,728
2,543 Broadcom, Inc. 1,421,868
853 Enphase Energy, Inc.
(a)
226,011
623 First Solar, Inc.
(a)
93,319
25,951 Intel Corp. 685,885
891 KLA Corp. 335,934
856 Lam Research Corp. 359,777
3,454 Microchip Technology, Inc. 242,643
6,822 Micron Technology, Inc. 340,963
281 Monolithic Power Systems, Inc. 99,364
15,653 NVIDIA Corp. 2,287,529
1,630 NXP Semiconductors NV (China) 257,589
2,729 ON Semiconductor Corp.
(a)
170,208
634 Qorvo, Inc.
(a)
57,466
7,054 QUALCOMM, Inc. 775,517
1,007 Skyworks Solutions, Inc. 91,768
351 SolarEdge Technologies, Inc.
(a)
99,428
977 Teradyne, Inc. 85,341
5,705 Texas Instruments, Inc. 942,580
10,285,963
SOFTWARE 8.2%
2,920 Adobe, Inc.
(a)
982,668
547 ANSYS, Inc.
(a)
132,150
1,353 Autodesk, Inc.
(a)
252,835
1,723 Cadence Design Systems, Inc.
(a)
276,783
963 Ceridian HCM Holding, Inc.
(a)
61,776
4,078 Fortinet, Inc.
(a)
199,373
3,641 Gen Digital, Inc. 78,027
1,768 Intuit, Inc. 688,141
46,872 Microsoft Corp. 11,240,843
9,680 Oracle Corp. 791,243
304 Paycom Software, Inc.
(a)
94,334
665 PTC, Inc.
(a)
79,827
669 Roper Technologies, Inc. 289,068
SHARES SECURITY DESCRIPTION VALUE $
6,268 Salesforce, Inc.
(a)
831,074
1,264 ServiceNow, Inc.
(a)
490,773
961 Synopsys, Inc.
(a)
306,838
262 Tyler Technologies, Inc.
(a)
84,471
16,880,224
SPECIALTY RETAIL 6.0%
978 Advance Auto Parts, Inc. 143,795
308 AutoZone, Inc.
(a)
759,584
3,715 Bath & Body Works, Inc. 156,550
3,260 Best Buy Co., Inc. 261,485
2,562 CarMax, Inc.
(a)
156,000
16,144 Home Depot, Inc. (The) 5,099,244
10,071 Lowe's Cos., Inc. 2,006,546
1,014 O'Reilly Automotive, Inc.
(a)
855,846
5,640 Ross Stores, Inc. 654,635
18,865 TJX Cos., Inc. (The) 1,501,654
1,792 Tractor Supply Co. 403,146
831 Ulta Beauty, Inc.
(a)
389,797
12,388,282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 5.7%
86,873 Apple, Inc. 11,287,409
8,095 Hewlett Packard Enterprise Co. 129,196
5,563 HP, Inc. 149,478
1,367 NetApp, Inc. 82,102
1,202 Seagate Technology Holdings plc 63,237
1,993 Western Digital Corp.
(a)
62,879
11,774,301
TEXTILES, APPAREL & LUXURY GOODS 1.3%
20,435 NIKE, Inc. - Class B 2,391,099
666 Ralph Lauren Corp. 70,376
3,919 Tapestry, Inc. 149,236
5,358 VF Corp. 147,935
2,758,646
Total Common Stocks
(Cost $209,853,930) 205,567,077
SHORT TERM INVESTMENTS 0.3%
300,113 JPMorgan U.S. Government Money
Market Fund - Class IM 4.12%
(b)
300,113
300,113 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 4.12%
(b)
300,113
Total Short Term Investments
(Cost $600,227) 600,226
Total Investments 99.9%
(Cost $210,454,157) 206,167,303
Other Assets in Excess of Liabilities 0.1% 212,958
NET ASSETS 100.0% $206,380,261
(a) Non-income producing security
(b) Seven-day yield as of period end

|
December 31, 2022

Notes to Schedule of Investments
(Unaudited)
December 31, 2022
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of December 31, 2022, the Trust consists of two series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”) and DoubleLine Shiller CAPE
®
U.S. Equities ETF (the
“Equities ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is managed by DoubleLine ETF Adviser LP (the "Adviser"), which is registered as an investment adviser with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
The Funds commenced operations on March 31, 2022.
The Funds are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The
DoubleLine Opportunistic Bond ETF’s investment objective is to seek to maximize current income and total return. The DoubleLine
Shiller CAPE
®
U.S. Equities ETF’s investment objective is to seek total return which exceeds the total return of the S&P 500 Index.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31,
2022:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
Investments in Securities
Level 1
Common Stocks $ — $ 205,567,077
Money Market Funds 3,320,410 600,226
Total Level 1 3,320,410 206,167,303
Level 2
US Government and Agency Obligations 15,149,498 —
US Corporate Bonds 9,529,260 —
US Government and Agency Mortgage Backed
Obligations 7,787,230 —
Asset Backed Obligations 6,356,518 —
Non-Agency Commercial Mortgage Backed
Obligations 5,128,062 —
Non-Agency Residential Collateralized Mortgage
Obligations 4,646,411 —
Foreign Corporate Bonds 1,410,825 —
Total Level 2 50,007,804 —
Level 3 — —
Total $ 53,328,214 $ 206,167,303
See the Schedules of Investments for further disaggregation of investment categories.